EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 14, 2018 (Accession No. 0001193125-18-192665), to the Prospectus dated October 2, 2017, for Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers MSCI China A Inclusion Equity ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI All China Equity ETF, each a series of DBX ETF Trust; the Statement of Additional Information dated October 2, 2017 for Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI All China Equity ETF and; the Statement of Additional Information dated June 4, 2018 for Xtrackers MSCI China A Inclusion Equity ETF.